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DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley                                 VICE PRESIDENT
Asset Management Limited; Managing                      Joseph P. Stadler
Director, Morgan Stanley & Co. Incorporated             VICE PRESIDENT
Michael F. Klein                                        Valerie Y. Lewis
DIRECTOR AND PRESIDENT                                  SECRETARY
Principal, Morgan Stanley Asset Management Inc. and     Karl O. Hartmann
Morgan Stanley & Co. Incorporated                       ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Rene J. Feuerman
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

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INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
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CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
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LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
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INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

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For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                         EUROPEAN REAL ESTATE PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1998

LETTER TO SHAREHOLDERS
-------

The investment objective of the European Real Estate
Portfolio is to provide current income and long-term capital appreciation by investing primarily in equity securities of companies in the European real estate industry.

For the three months ended March 31, 1998, the Portfolio had a total return of 16.28% for the Class A shares and 16.18% for the Class B shares compared to 13.27% for the GPR Life European Real Estate T.R. Index (the "Index"). For the period from October 1, 1997 (commencement of operations) through March 31, 1998, the Portfolio had a total return of 10.79% for Class A shares and 10.65% for Class B shares compared to 13.30% for the Index.

The first quarter of 1998 saw the European property markets turn their focus from international macroeconomic meltdowns, toward a local concentration on domestic real estate recoveries. This refocus on fundamentals resulted in exceptional returns. A prime

PERFORMANCE COMPARED TO THE GPR LIFE
EUROPEAN REAL ESTATE T.R. INDEX(1)
-----------------------------------

                                        TOTAL RETURNS(2)
                                   ---------------------------
                                      YTD      SINCE INCEPTION
                                   ----------  ---------------
PORTFOLIO -- CLASS A(3)..........      16.28%        10.79%
PORTFOLIO -- CLASS B(3)..........      16.18         10.65
INDEX............................      13.27         13.30

1. The GPR Life European Real Estate T.R. Index is a European market capitalization weighted index of listed property/real estate securities measuring total return.
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.
3. The Portfolio commenced operations on October 1, 1997.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

example is France. The attention directed at the real estate recovery propelled French property stocks by 17.7% in U.S. dollar terms. Foreign investment flooded the market, driving property yields into the 6.0% range. Further south, the smaller markets of Italy, Spain, and Portugal also demonstrated exceptional returns of 70.5%, 34.6% and 30.0%, respectively, in U.S. dollars, based on local fundamentals driven by expected yield shifts. At the same time, continued growth in Irish and United Kingdom rental rates brought above average returns, irrespective of the country's position toward the European Monetary Unit (EMU). In Scandinavia, the markets as a whole underperformed, but select locations and property types performed well.

During the period, we added to our French investment, in particular increasing our commercial positions, while reducing our residential exposure. We believe the residential recovery is 12-18 months behind the commercial sector. We also continued to build our exposure to Spain and Italy, bringing both to overweight levels. These increases were offset by a further underweight in the UK. Believing the best of the market has past, our current position focuses on the smaller undervalued names in retail and warehousing rather than the popular UK majors. Our bullish stance on Sweden is beginning to pay-off as the recent merger activity is expected to continue through 1999. Finally, we remain slightly underweight in the Netherlands. The underlying fundamentals continue to perform well, but current market valuations fail to justify a stronger investment in the Dutch market at this time.

Jan Willem de Geus
PORTFOLIO MANAGER

April 1998

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1998

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (96.5%)
  BELGIUM (1.2%)
         14,000    Retail Estates                       $     378
                                                        ---------
  DENMARK (2.7%)
         16,700    EjendomsSelskabet Norden A/S               836
                                                        ---------
  FRANCE (21.0%)
          1,700    Bail Investissement                        246
          7,825    Klepierre                                1,257
          3,274    Locindus                                   446
          6,000    Sefimeg                                    399
          7,900    Silic                                    1,256
          5,000    Societe Fonciere Lyonnaise                 752
         10,700    Sophia                                     441
          3,250    Unibail                                    407
          9,957    Union Immobiliere de France SA             715
         19,824    Union Pour le Financement
                    d'Immeubles de Societes                   701
                                                        ---------
                                                            6,620
                                                        ---------
  ITALY (2.7%)
        553,200    Inmobiliare Metanopoli S.p.A.              857
                                                        ---------
  NETHERLANDS (7.5%)
         60,000    Rodamco N.V.                             1,641
         46,750    UNI-INVEST N.V.                            713
                                                        ---------
                                                            2,354
                                                        ---------
  NORWAY (7.7%)
        140,200    Avantor ASA                              1,232
          9,700    Linstow ASA                              1,049
          9,752    Steen & Strom ASA                          158
                                                        ---------
                                                            2,439
                                                        ---------
  SPAIN (2.0%)
         10,300    Inmobiliaria Metropolitana Vasco
                    Central S.A.                              620
                                                        ---------
  SWEDEN (15.0%)
         85,700    Castellum AB                               895
         85,300    Fastighets AB Tornet                     1,259
        172,100    Piren AB                                 1,292
        488,900    Platzer Bygg AB, Class B                   856
         89,300    Storheden AB                               406
                                                        ---------
                                                            4,708
                                                        ---------
  UNITED KINGDOM (36.7%)
        241,400    Allied London Properties plc               453
        453,100    Buford Holdings plc                        989
         96,600    Capital Shopping Centers plc               743
        213,600    Freeport Leisure plc                     1,368
        130,300    Frogmore Estates plc                     1,157

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
        466,200    Grantchester Holdings plc            $   1,445
        223,500    Great Portland Estates plc               1,034
         32,200    Hammerson plc                              284
        249,900    Jarvis Hotels plc                          704
        182,900    MEPC plc                                 1,822
        438,700    Town Centre Securities plc                 820
        440,000    Wates City of London Properties
                    plc                                       719
                                                        ---------
                                                           11,538
                                                        ---------
TOTAL FOREIGN SECURITIES (Cost $28,177)                    30,350
                                                        ---------

     FACE
    AMOUNT
     (000)
---------------
SHORT-TERM INVESTMENTS (5.6%)
  REPURCHASE AGREEMENT (5.6%)
$         1,774    Chase Securities, Inc. 5.60%,
                    dated 3/31/98, due 4/01/98, to be
                    repurchased at $1,774,
                    collateralized by U.S. Treasury
                    Bills, due 6/11/98, valued at
                    $1,835 (Cost $1,774)                    1,774
                                                        ---------
FOREIGN CURRENCY (2.2%)
    BEF   2,895    Belgian Franc                               76
    ESP      10    Spanish Peseta                              --
     GBP    358    British Pound                              600
                                                        ---------
TOTAL FOREIGN CURRENCY (Cost $678)                            676
                                                        ---------
TOTAL INVESTMENTS (104.3%) (Cost $30,629)                  32,800
                                                        ---------
OTHER ASSETS AND LIABILITIES (-4.3%)
  Other Assets                                              4,555
  Liabilities                                              (5,918)
                                                        ---------
                                                           (1,363)
                                                        ---------
NET ASSETS (100%)                                       $  31,437
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                              $  30,076
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,717,651 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)
                                                           $11.07
                                                        ---------
                                                        ---------
CLASS B:
NET ASSETS                                                 $1,361
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 123,020 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)
                                                           $11.06
                                                        ---------
                                                        ---------

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